EMPLOYEE BENEFITS	6 Months Ended
Mar. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
EMPLOYEE BENEFITS
12.
  EMPLOYEE BENEFITS

The Bank is a member of a multi-employer (and multiple-employer plan under the provisions of the Employee Retirement Income Security Act of 1974 and the Internal Revenue Code of 1986) defined benefit pension plan covering all employees meeting certain eligibility requirements. The Bank’s policy is to fund pension costs accrued. The expense relating to this plan for the six months ended March 31, 2013 and 2012 (unaudited) was $187,000 and $496,000, respectively. The expense relating to this plan for the years ended September 30, 2012 and 2011 was $841,000 and $730,000, respectively. There are no collective bargaining agreements in place that require contributions to the plan. Additional information regarding the plan as of September 30, 2012 is noted below:

Legal Name of Plan	Pentegra Defined Benefit Plan for Financial Institutions
Plan Employer Identification Number	13-5645888
The Company’s Contribution for the year ended September 30, 2012	$980,000
Are Company’s Contributions more than 5% of total contributions?	No
Funded Status	100.09%

The Pentegra Defined Benefits Plan for Financial Institutions is a single plan under Internal Revenue Code Section 413(c) and, as a result, all of the assets stand behind all of the liabilities. Accordingly, under the plan, contributions made by a participating employer may be used to provide benefits to participants of other participating employers.

The Bank also has a defined contribution plan for employees meeting certain eligibility requirements. The defined contribution plan may be terminated at any time at the discretion of the Bank. There was no expense relating to this plan for the six months ended March 31, 2013 and 2012 (unaudited) or years ended September 30, 2012 and 2011. The Company eliminated the employer match in conjunction with the establishment of the employee stock ownership plan (“ESOP”) discussed below.

The Bank maintains an ESOP for substantially all of its full-time employees meeting certain eligibility requirements. The purchase of shares of the Company’s common stock by the ESOP was funded by a loan from the Company. The loan will be repaid principally from the Bank’s contributions to the ESOP. Shares of the Company’s common stock purchased by the ESOP are held in a suspense account and released for allocation to participants on a pro rata basis as debt service payments are made on the loan. Shares released are allocated to each eligible participant based on the ratio of each such participant’s base compensation, as defined in the ESOP, to the total base compensation of all eligible plan participants. As the unearned shares are released and allocated among participants, the Bank recognizes compensation expense based on the current market price of the shares released. The ESOP purchased 452,295 shares of the Company’s common stock on the open market for a total cost of approximately $4.5 million. The average purchase price was $9.86 per share. As of March 31, 2013 (unaudited) and September 30, 2012, the Company had allocated a total of 175,305 shares and 152,685, respectively, from the suspense account to participants and committed to release an additional 5,655 shares and 16,965 shares, respectively. The expense relating to the ESOP for the six months ended March 31, 2013 and 2012 (unaudited) was $79,000 and $59,000, respectively. The expense relating to the ESOP for the years ended September 30, 2012 and 2011 was $122,000 and $139,000, respectively.

The Company maintains a Recognition and Retention Plan (“RRP”) which is administered by a committee of the Board of Directors. The RRP provides for the grant of shares of common stock of the Company to certain officers, employees and directors of the Company. In order to fund the grant of shares under the RRP, the RRP Trust purchased 226,148 shares of the Company’s common stock in the open market for approximately $2.5 million at an average price per share of $10.85. The Company made sufficient contributions to the RRP Trust to fund these purchases. No additional purchases are expected to be made by the RRP Trust under the RRP. As of March 31, 2013 (unaudited), substantially all the shares had been awarded as part of the RRP. Shares subject to awards under the RRP generally vest at the rate of 20% per year over five years. As of March 31, 2013 (unaudited) and September 30, 2012, 141,975 shares and 106,198 shares, respectively, had become fully vested and 3,900 shares and none, respectively, had been forfeited. The forfeited shares are available for future awards.

Compensation expense related to the shares subject to awards granted is recognized ratably over the five-year vesting period in an amount per share equal to the fair value at the grant date. During the six months ended March 31, 2013 (unaudited), $225,000 was recognized in compensation expense for the RRP. Income tax benefit of $30,000 was recognized for the six months ended March 31, 2013 (unaudited). During the six months ended March 31, 2012 (unaudited), 195,000 was recognized in compensation expense for the RRP. Tax expense of $2,000 was recognized during the six months ended March 31, 2012 (unaudited). During the year ended September 30, 2012, approximately $390,000 was recognized in compensation expense for the RRP. Tax benefits of $64,000 were recognized during the year ended September 30, 2012. During the year ended September 30, 2011, approximately $390,000 was recognized in compensation expense for the RRP. Tax benefits of $71,000 were recognized during the year ended September 30, 2011. At March 31, 2013 (unaudited) and September 30, 2012, approximately $623,000 and $502,000, respectively, in additional compensation expense for the shares awarded related to the RRP remained unrecognized.

A summary of the Company’s nonvested stock award activity for the six months ended March 31, 2013 (unaudited) and year ended September 30, 2012 is presented in the following tables:

	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Grant Date Fair Value
	(unaudited)
Nonvested stock awards at October 1, 2012	72,684	$11.10
Issued	47,266	7.38
Forfeited	(3,900)	8.96
Vested	(35,776)	11.12
Nonvested stock awards at the March 31, 2013	80,274	$9.00

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards at beginning of year	108,460	$11.10
Issued	—	—
Vested	(35,776)	11.12
Nonvested stock awards at the end of the period	72,684	$11.10

The Company also maintains a Stock Option Plan. The Stock Option Plan authorizes the grant of stock options to officers, employees and directors of the Company to acquire shares of common stock with an exercise price at least equal to the market value of the common stock on the grant date. Options will generally become vested and exercisable at the rate of 20% per year over five years and are generally exercisable for a period of ten years after the grant date. A total of 565,369 shares of common stock are available for issuance pursuant to the Stock Option Plan. As of March 31, 2013 (unaudited) and September 30, 2012, 565,369 and 442,400, respectively, of the options had been awarded under the Plan. As of March 31, 2013 (unaudited) and September 30, 2012, 351,093 and 262,613 options, respectively, were vested and 10,773 and none, respectively, had been forfeited.
A summary of the status of the Company’s stock options under the Stock Option Plan as of March 31, 2013 and September 30, 2012 and changes during the six month period ended March 31, 2013 (unaudited) and year ended September 30, 2012 are presented below:

	Six Months Ended March 31, 2013
	Number of Shares	Weighted Average Exercise Price
	(unaudited)
Options outstanding at October 1, 2012	442,400	$11.12
Granted	122,969	7.37
Exercised	—	—
Forfeited	(10,773)	8.90
Outstanding at March 31, 2013	554,596	$10.33
Exercisable at March 31, 2013	351,093	$11.13

	Year Ended September 30, 2012
	Number of Shares	Weighted Average Exercise Price
Options outstanding at beginning of year	442,400	$11.12
Granted	—	—
Exercised	—	—
Forfeited	—	—
Outstanding at the end of the period	442,400	$11.12
Exercisable at the end of the period	262,613	$11.13

The weighted average remaining contractual term was approximately 6.6 years and 6.25 years for options outstanding as of March 31, 2013 (unaudited) and September 30, 2012, respectively.

The estimated fair value of options granted during fiscal 2009 was $2.81 per share, $2.76 for options granted during fiscal 2010 and $3.15 for options granted during 2013. The fair value was estimated on the date of grant using the Black-Scholes pricing model. No options were granted in fiscal years 2011 and 2012.

During the years ended September 30, 2012 and 2011, $244,000 was recognized in compensation expense for the Stock Option Plan in both periods. A tax benefit of $24,000 was recognized during each of the years ended September 30, 2011 and 2012. During the six months ended March 31, 2013 (unaudited) $129,000 was recognized in compensation expense for the Stock Option Plan. A tax benefit $13,000 was recognized for the six months ended March 31, 2013 (unaudited). During the six months ended March 31, 2012 (unaudited) $122,000 was recognized in compensation expense. A tax benefit of $12,000 was recognized during the six months ended March 31, 2012. At March 31, 2013 (unaudited) and September 30, 2012, approximately $533,000 and $315,000, respectively, in additional compensation expense for awarded options remained unrecognized. The weighted average period over which this expense will be recognized is approximately 1.6 years and 1.25 years at each respective period.